Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income from continuing operations before income taxes:
Domestic	$ 43,936	$ 48,419	$ 44,199
Foreign	76,256	73,818	62,888
Income from continuing operations before income taxes	120,192	122,237	107,087
Current income taxes:
Federal	22,468	17,423	16,490
Foreign	20,392	19,748	17,304
State and local	781	962	749
Current provision for income taxes	43,641	38,133	34,543
Deferred provision (benefit) for income taxes:
Federal	(799)	3,122	2,540
Foreign	(7,218)	0	0
State and local	89	120	(133)
Total deferred provision (benefit) for income taxes	(7,928)	3,242	2,407
Provision for income taxes	$ 35,713	$ 41,375	$ 36,950